Goodwill and Other Intangible Asset - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net book value
As at December 31	$ 469	$ 571
GSP License
Cost
As at January 1	685	714
Addition			$ 708
Exchange differences	(45)	(29)	6
As at December 31	640	685	714
Accumulated amortization
As at January 1	114	48
Amortization expense	67	70	48
Exchange differences	(10)	(4)
As at December 31	171	114	48
Net book value
As at December 31	$ 469	$ 571	$ 666
Hutchison Sinopharm | GSP License
Net book value
Estimated useful life	10 years